Other current and non-current non-financial assets - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	$ 196,335	$ 69,870
Other non-financial assets, non-current	52,396	33,487
Domestic Value Added Tax
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	81,361	26,356
Foreign Value Added Tax
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	66,926	14,395
Prepaid mining licenses
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	1,122	1,233
Prepaid insurance
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	33,896	20,443
Other prepayment
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	1,230	659
Refund of Value Added Tax to exporters
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	3,020	0
Other taxes
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	7,512	6,030
Other assets
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, current	1,268	754
Other non-financial assets, non-current	7,656	6,113
Exploration and evaluation expenses
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, non-current	44,023	26,752
Guarantee deposits
Disclosure of other non-financial assets [Line Items]
Other non-financial assets, non-current	$ 717	$ 622